Summary of significant accounting policies (Details Narrative) - Exascale Labs Inc [Member] - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jan. 08, 2026	Jul. 01, 2022	Jun. 01, 2022
Cash and cash equivalents	$ 2,693,586	$ 4,231,689
Current liabilities	31,885,500	20,319,721
Cash for operating activities	(2,754,624)	(1,010,799)
Net loss	(12,162,391)	(7,659,667)
Accumulated deficit	(25,379,426)	(13,217,035)
Safe liabilities	29,100,000
Proceeds from safes	11,800,000
Cash equivalents	0	0
Receipt of digital assets	991,601
Disbursement of digital assets	991,601
Fair value gain or loss on digital assets	0
Deferred offering costs	190,000
Allowance for expected credit losses	0	0
Other receivables	0	1,207,626
Refundable deposits payable	359,481	1,445,580
Impairment of long-lived assets	0	0
Revenues	14,822,799	7,015,512
Revenue recognized	392,152	95,326
Advertising and promotion expenses	80,910	$ 157,388
Common stock, shares authorized		1,500	1,500		1,500
Common stock, par value		$ 0.01		$ 0.01
Common stock, shares issued		1,500
Common stock, shares outstanding		1,500
Dividends	$ 0	$ 0
Class A Common Stock [Member]
Common stock, shares authorized	303		303
Class B Common Stock [Member]
Common stock, shares authorized	1,197		1,197